Segmented Information	12 Months Ended
Dec. 31, 2025
Segmented Information
Segmented Information

6. Segmented Information

The company’s operating segments are reported based on the nature of their products and services and management responsibility as follows:

●	Oil Sands includes the company’s operations in Northern Alberta to explore, develop and produce bitumen, synthetic crude oil and related products from mining and in situ operations. This segment includes Oil Sands operations (Base Mine and In Situ) and Fort Hills and the company’s joint interest in Syncrude.
●	Exploration and Production (E&P) includes offshore activity in East Coast Canada, with interests in the Terra Nova, White Rose, Hibernia and Hebron oilfields. International onshore assets include the company’s working interests in Libya.
●	Refining and Marketing includes the refining of crude oil products, and the distribution, marketing and transportation of refined and petrochemical products, and other purchased products through the retail and wholesale networks located in Canada and the United States (U.S.). The segment also includes trading of crude oil, refined products, natural gas and power.

The company reports energy trading and risk management activities in each respective segment.

The company also reports activities not directly attributable to an operating segment under Corporate and Eliminations. Corporate activities include Suncor’s debt and borrowing costs and expenses not allocated to the company’s businesses.

			Exploration		Refining and		Corporate and
For the years ended December 31	Oil Sands		and Production		Marketing		Eliminations		Total
($ millions)	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Revenues and Other Income
Gross revenues	19 298	20 818	2 509	2 798	30 569	31 266	1	(1)	52 377	54 881
Intersegment revenues	8 026	8 442	—	—	102	75	(8 128)	(8 517)	—	—
Less: Royalties	(2 911)	(3 645)	(558)	(547)	—	—	—	—	(3 469)	(4 192)
Operating revenues, net of royalties	24 413	25 615	1 951	2 251	30 671	31 341	(8 127)	(8 518)	48 908	50 689
Other income (loss)	223	176	(6)	16	56	255	129	(2)	402	445
	24 636	25 791	1 945	2 267	30 727	31 596	(7 998)	(8 520)	49 310	51 134
Expenses
Purchases of crude oil and products	2 570	2 559	—	—	23 756	24 915	(8 273)	(8 359)	18 053	19 115
Operating, selling and general	9 625	9 428	521	524	2 439	2 466	663	641	13 248	13 059
Transportation and distribution	1 310	1 225	118	89	570	566	(37)	(38)	1 961	1 842
Depreciation, depletion and amortization	5 047	5 134	649	707	1 082	996	138	117	6 916	6 954
Exploration	104	86	55	6	—	—	—	—	159	92
Gain on disposal of assets	(36)	(15)	—	—	(19)	(8)	—	(2)	(55)	(25)
Financing expenses	739	767	76	74	77	65	188	1 004	1 080	1 910
	19 359	19 184	1 419	1 400	27 905	29 000	(7 321)	(6 637)	41 362	42 947
Earnings (Loss) before Income Taxes	5 277	6 607	526	867	2 822	2 596	(677)	(1 883)	7 948	8 187
Income Tax Expense (Recovery)
Current	—	—	—	—	—	—	—	—	1 940	2 465
Deferred	—	—	—	—	—	—	—	—	90	(294)
	—	—	—	—	—	—	—	—	2 030	2 171
Net Earnings	—	—	—	—	—	—	—	—	5 918	6 016
Capital Expenditures	3 869	4 340	797	907	1 148	1 190	42	46	5 856	6 483

Disaggregation of Revenue from Contracts with Customers and Intersegment Revenue

The company’s revenues are from the following major commodities and geographical regions:

For the years ended December 31	2025			2024
($ millions)	North America	International	Total	North America	International	Total
Oil Sands
Synthetic crude oil and diesel	17 803	—	17 803	19 336	—	19 336
Bitumen	9 521	—	9 521	9 924	—	9 924
	27 324	—	27 324	29 260	—	29 260
Exploration and Production
Crude oil and natural gas liquids	2 018	491	2 509	2 127	671	2 798
	2 018	491	2 509	2 127	671	2 798
Refining and Marketing
Gasoline	13 208	—	13 208	13 357	—	13 357
Distillate	14 886	—	14 886	15 181	—	15 181
Other	2 577	—	2 577	2 803	—	2 803
	30 671	—	30 671	31 341	—	31 341
Corporate and Eliminations
	(8 127)	—	(8 127)	(8 518)	—	(8 518)
Total Gross Revenue from Contracts with Customers	51 886	491	52 377	54 210	671	54 881

Geographical Information

Operating revenues, net of royalties and assets are attributed based on the geographic location of the assets.

Operating Revenues, net of Royalties

($ millions)	2025	2024
Canada	42 295	42 639
United States	6 342	7 650
Other foreign	271	400
	48 908	50 689

Non-Current Assets(1)

	December 31	December 31
($ millions)	2025	2024
Canada	73 423	72 820
United States	2 059	2 344
Other foreign	120	152
	75 602	75 316

(1)	Excludes deferred income tax assets.